Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 4,376	$ 4,455			$ 4,455
Balance at end of period	4,455	4,376	$ 4,455	$ 4,086	4,455	$ 4,086
Loans	4,191	4,104	3,917	3,898	4,191	3,898
Undrawn credit facilities and other off-balance sheet exposures	264	272		188	264	188
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	472	449		503	449	456
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(24)	(16)		(12)	(40)	(19)
Provision for (reversal of) credit losses changes in model				15		15
Provision for (reversal of) credit losses net remeasurement	55	39		1	94	62
Total provision for (reversal of) credit losses	31	23		4	54	58
Write-offs	(2)	(2)		(4)	(4)	(7)
Recoveries		3			3	4
Interest income on impaired loans	(9)	(8)		(6)	(17)	(12)
Foreign exchange and other	(10)	7		2	(3)
Balance at end of period	482	472	449	499	482	499
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,095	983		1,098	983	1,064
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(12)	(5)		(17)	(17)	(34)
Provision for (reversal of) credit losses changes in model	26	56			82
Provision for (reversal of) credit losses net remeasurement	121	180		128	301	291
Total provision for (reversal of) credit losses	135	231		111	366	257
Write-offs	(149)	(138)		(132)	(287)	(258)
Recoveries	24	17		15	41	32
Interest income on impaired loans	(2)	(2)		(2)	(4)	(3)
Foreign exchange and other	(8)	4		5	(4)	3
Balance at end of period	1,095	1,095	983	1,095	1,095	1,095
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	960	955		774	955	772
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(1)	5		1	4	(12)
Provision for (reversal of) credit losses changes in model		6			6
Provision for (reversal of) credit losses net remeasurement	218	163		163	381	311
Total provision for (reversal of) credit losses	217	174		164	391	299
Write-offs	(221)	(204)		(177)	(425)	(337)
Recoveries	37	35		31	72	58
Balance at end of period	993	960	955	792	993	792
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,849	1,727		1,807	1,727	1,825
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(28)	(29)		(3)	(57)	(31)
Provision for (reversal of) credit losses changes in model	3				3	41
Provision for (reversal of) credit losses net remeasurement	247	174		238	421	475
Total provision for (reversal of) credit losses	222	145		235	367	485
Write-offs	(85)	(77)		(385)	(162)	(607)
Recoveries	3	14		31	17	49
Interest income on impaired loans	(24)	(23)		(21)	(47)	(44)
Foreign exchange and other	(80)	63		33	(17)	(8)
Balance at end of period	1,885	1,849	1,727	1,700	1,885	1,700
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	916
Balance at end of period	958	916		763	958	763
Loans	844	805		667	844	667
Undrawn credit facilities and other off-balance sheet exposures	114	111		96	114	96
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	91	89		88	89	90
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	3	4		4	7	8
Provision for (reversal of) credit losses net remeasurement	(35)	(38)		(18)	(73)	(38)
Transfers to 12-month ECL	38	36		19	74	36
Transfers to lifetime ECL performing	(2)	(2)		(2)	(4)	(4)
Total provision for (reversal of) credit losses	4			3	4	2
Foreign exchange and other	(3)	2		1	(1)
Balance at end of period	92	91	89	92	92	92
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	228	247		176	247	174
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	9	7		7	16	15
Provision for (reversal of) credit losses changes in model	5	(20)			(15)
Provision for (reversal of) credit losses net remeasurement	(198)	(119)		(137)	(317)	(265)
Transfers to 12-month ECL	211	128		144	339	284
Transfers to lifetime ECL performing	(10)	(15)		(16)	(25)	(34)
Transfers to lifetime ECL credit-impaired	(1)	(1)			(2)
Total provision for (reversal of) credit losses	16	(20)		(2)	(4)
Foreign exchange and other	(2)	1		1	(1)	1
Balance at end of period	242	228	247	175	242	175
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	277	295		194	295	181
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	9	10		6	19	12
Provision for (reversal of) credit losses changes in model		(26)			(26)
Provision for (reversal of) credit losses net remeasurement	(225)	(213)		(94)	(438)	(188)
Transfers to 12-month ECL	250	232		93	482	212
Transfers to lifetime ECL performing	(19)	(21)		(15)	(40)	(33)
Transfers to lifetime ECL credit-impaired	(1)				(1)
Total provision for (reversal of) credit losses	14	(18)		(10)	(4)	3
Balance at end of period	291	277	295	184	291	184
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	320	265		258	265	294
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	7	14		9	21	12
Provision for (reversal of) credit losses changes in model	1				1	12
Provision for (reversal of) credit losses net remeasurement	3	(8)		21	(5)	(64)
Transfers to 12-month ECL	30	47		33	77	84
Transfers to lifetime ECL performing	(15)	(7)		(13)	(22)	(22)
Total provision for (reversal of) credit losses	26	46		50	72	22
Foreign exchange and other	(13)	9		4	(4)	(4)
Balance at end of period	333	320	265	312	333	312
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,548	2,584			2,584
Balance at end of period	2,584	2,548	2,584	2,436	2,584	2,436
Loans	2,443	2,396		2,346	2,443	2,346
Undrawn credit facilities and other off-balance sheet exposures	141	152		90	141	90
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	128	126		165	126	142
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(6)	(5)		(4)	(11)	(6)
Provision for (reversal of) credit losses changes in model				4		4
Provision for (reversal of) credit losses net remeasurement	42	36		6	78	44
Transfers to 12-month ECL	(35)	(35)		(19)	(70)	(35)
Transfers to lifetime ECL performing	6	7		3	13	6
Transfers to lifetime ECL credit-impaired	(3)	(2)		(3)	(5)	(4)
Total provision for (reversal of) credit losses	4	1		(13)	5	9
Foreign exchange and other		1		(1)	1
Balance at end of period	132	128	126	151	132	151
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	680	546		735	546	709
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(14)	(5)		(15)	(19)	(29)
Provision for (reversal of) credit losses changes in model	21	76			97
Provision for (reversal of) credit losses net remeasurement	171	187		155	358	338
Transfers to 12-month ECL	(208)	(126)		(144)	(334)	(284)
Transfers to lifetime ECL performing	14	23		17	37	36
Transfers to lifetime ECL credit-impaired	(17)	(19)		(24)	(36)	(47)
Total provision for (reversal of) credit losses	(33)	136		(11)	103	14
Foreign exchange and other		(2)			(2)	1
Balance at end of period	647	680	546	724	647	724
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	683	660		580	660	591
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(10)	(5)		(5)	(15)	(24)
Provision for (reversal of) credit losses changes in model		32			32
Provision for (reversal of) credit losses net remeasurement	351	264		161	615	326
Transfers to 12-month ECL	(250)	(232)		(93)	(482)	(212)
Transfers to lifetime ECL performing	19	21		15	40	33
Transfers to lifetime ECL credit-impaired	(91)	(57)		(50)	(148)	(106)
Total provision for (reversal of) credit losses	19	23		28	42	17
Balance at end of period	702	683	660	608	702	608
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,057	1,061		912	1,061	864
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(23)	(22)		(2)	(45)	(22)
Provision for (reversal of) credit losses changes in model	2				2	29
Provision for (reversal of) credit losses net remeasurement	139	79		64	218	275
Transfers to 12-month ECL	(29)	(45)		(30)	(74)	(79)
Transfers to lifetime ECL performing	16	9		14	25	25
Transfers to lifetime ECL credit-impaired	(13)	(62)		(24)	(75)	(135)
Total provision for (reversal of) credit losses	92	(41)		22	51	93
Foreign exchange and other	(46)	37	9	19		(4)
Balance at end of period	1,103	1,057	1,061	953	1,103	953
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	912
Balance at end of period	913	912		887	913	887
Loans	904	903		885	904	885
Undrawn credit facilities and other off-balance sheet exposures	9	9		2	9	2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	253	234		250	234	224
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(21)	(15)		(12)	(36)	(21)
Provision for (reversal of) credit losses changes in model				11		11
Provision for (reversal of) credit losses net remeasurement	48	41		13	89	56
Transfers to 12-month ECL	(3)	(1)			(4)	(1)
Transfers to lifetime ECL performing	(4)	(5)		(1)	(9)	(2)
Transfers to lifetime ECL credit-impaired	3	2		3	5	4
Total provision for (reversal of) credit losses	23	22		14	45	47
Write-offs	(2)	(2)		(4)	(4)	(7)
Recoveries		3			3	4
Interest income on impaired loans	(9)	(8)		(6)	(17)	(12)
Foreign exchange and other	(7)	4		2	(3)
Balance at end of period	258	253	234	256	258	256
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	187	190		187	190	181
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(7)	(7)		(9)	(14)	(20)
Provision for (reversal of) credit losses net remeasurement	148	112		110	260	218
Transfers to 12-month ECL	(3)	(2)			(5)
Transfers to lifetime ECL performing	(4)	(8)		(1)	(12)	(2)
Transfers to lifetime ECL credit-impaired	18	20		24	38	47
Total provision for (reversal of) credit losses	152	115		124	267	243
Write-offs	(149)	(138)		(132)	(287)	(258)
Recoveries	24	17		15	41	32
Interest income on impaired loans	(2)	(2)		(2)	(4)	(3)
Foreign exchange and other	(6)	5		4	(1)	1
Balance at end of period	206	187	190	196	206	196
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	92	112		96	204	173
Transfers to lifetime ECL credit-impaired	92	57		50	149	106
Total provision for (reversal of) credit losses	184	169		146	353	279
Write-offs	(221)	(204)		(177)	(425)	(337)
Recoveries	37	35		31	72	58
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	472	401		637	401	667
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(12)	(21)		(10)	(33)	(21)
Provision for (reversal of) credit losses net remeasurement	105	103		153	208	264
Transfers to 12-month ECL	(1)	(2)		(3)	(3)	(5)
Transfers to lifetime ECL performing	(1)	(2)		(1)	(3)	(3)
Transfers to lifetime ECL credit-impaired	13	62		24	75	135
Total provision for (reversal of) credit losses	104	140		163	244	370
Write-offs	(85)	(77)		(385)	(162)	(607)
Recoveries	3	14		31	17	49
Interest income on impaired loans	(24)	(23)		(21)	(47)	(44)
Foreign exchange and other	(21)	17		10	(4)
Balance at end of period	$ 449	$ 472	$ 401	$ 435	$ 449	$ 435